Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Borrowings
Borrowing arrangements	$ 80,000	$ 80,000
Less: transaction costs	(6,751)	(6,738)
Amortization of carrying amount, net of payments made	19,271	16,216
Total borrowings	92,520	89,478
Current	52,673	32,455
Non-current	$ 39,847	$ 57,023